INVESTMENT IN JOINT VENTURES - Schedule of Movements in Investment (Details) - Joint operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of joint ventures [line items]
Beginning balance	$ 38,000	$ 36,000
Share of profits for the period	1,000	4,000
Dividends declared during the period	(1,000)	$ (2,000)
Ending balance	$ 38,000